March 2022
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Anita Wells
Account Administrator
(312)-332-6574
anita.wells@usbank.com
https://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, N.A.
UBS Real Estate Securities Inc.
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Rating Agency:
Morningstar Credit Ratings, LLC
Fitch Ratings, Inc.
Kroll Bond Rating Agency, Inc.
Moody's Investors Service, Inc.
Payment Date:
Mar 17, 2022
Prior Payment:
Feb 17, 2022
Next Payment:
Apr 15, 2022
Record Date:
Feb 28, 2022
Determination Date:
Mar 11, 2022
First Payment Date:
Oct 19, 2015
Closing Date:
Sep 24, 2015
Final Distribution Date:
Sep 18, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Miscellaneous Detail

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

Defeased Loan Detail

Material Breaches and Document Defects

Revision Date: Mar 23, 2022

Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
1.60800%
38,700,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
3.42900%
62,400,000.00
46,599,479.76
1,099,124.48
133,158.01
1,232,282.49
0.00
45,500,355.28
A-3
3.44100%
200,000,000.00
191,620,279.01
0.00
549,471.15
549,471.15
0.00
191,620,279.01
A-4
3.70500%
228,996,000.00
228,996,000.00
0.00
707,025.15
707,025.15
0.00
228,996,000.00
A-S
3.98900%
50,170,000.00
50,170,000.00
0.00
166,773.44
166,773.44
0.00
50,170,000.00
B
4.35868%
50,169,000.00
50,169,000.00
0.00
182,225.51
182,225.51
0.00
50,169,000.00
C
4.35868%
33,010,000.00
33,010,000.00
0.00
119,900.02
119,900.02
0.00
33,010,000.00
D
3.16700%
39,879,000.00
39,879,000.00
0.00
105,247.33
105,247.33
0.00
39,879,000.00
E
3.10868%
17,038,000.00
17,038,000.00
0.00
44,138.07
44,138.07
0.00
17,038,000.00
F
3.10868%
7,573,000.00
7,573,000.00
0.00
19,618.36
19,618.36
0.00
7,573,000.00
G
3.10868%
7,573,000.00
7,573,000.00
0.00
6,025.99
6,025.99
0.00
7,573,000.00
H
3.10868%
21,772,331.00
21,771,204.71
0.00
0.00
0.00
0.00
21,771,204.71
X-A
0.78948%
530,096,000.00
467,215,758.77
0.00
307,382.27
307,382.27
0.00
466,116,634.29
X-B
0.36968%
50,170,000.00
50,170,000.00
0.00
15,455.70
15,455.70
0.00
50,170,000.00
X-D
1.19168%
39,879,000.00
39,879,000.00
0.00
39,602.50
39,602.50
0.00
39,879,000.00
X-E
1.25000%
17,038,000.00
17,038,000.00
0.00
17,747.92
17,747.92
0.00
17,038,000.00
X-FG
1.25000%
15,146,000.00
15,146,000.00
0.00
15,777.08
15,777.08
0.00
15,146,000.00
X-NR
1.25000%
21,772,331.00
21,771,204.71
0.00
22,678.34
22,678.34
0.00
21,771,204.71
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
757,280,331.00
694,398,963.48
1,099,124.48
2,452,226.83
3,551,351.31
0.00
693,299,839.00
March 2022
PAYMENT DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revision Date: Mar 23, 2022

Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit
Balance
A-1
06054AAU3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-SB
06054AAV1
746.78653462
17.61417436
2.13394252
19.74811688
0.00000000
729.17236026
A-3
06054AAW9
958.10139505
0.00000000
2.74735575
2.74735575
0.00000000
958.10139505
A-4
06054AAX7
1,000.00000000
0.00000000
3.08750000
3.08750000
0.00000000
1,000.00000000
A-S
06054ABB4
1,000.00000000
0.00000000
3.32416667
3.32416667
0.00000000
1,000.00000000
B
06054ABC2
1,000.00000000
0.00000000
3.63223318
3.63223318
0.00000000
1,000.00000000
C
06054ABD0
1,000.00000000
0.00000000
3.63223318
3.63223318
0.00000000
1,000.00000000
D
06054ABE8
1,000.00000000
0.00000000
2.63916667
2.63916667
0.00000000
1,000.00000000
E
06054AAG4/U0664AAD3
1,000.00000000
0.00000000
2.59056651
2.59056651
0.00000000
1,000.00000000
F
06054AAJ8/U0664AAE1
1,000.00000000
0.00000000
2.59056651
2.59056651
0.00000000
1,000.00000000
G
06054AAL3/U0664AAF8
1,000.00000000
0.00000000
0.79572015
0.79572015
0.00000000
1,000.00000000
H
06054AAN9/U0664AAG6
999.94826966
0.00000000
0.00000000
0.00000000
0.00000000
999.94826966
X-A
06054AAY5
881.37952139
0.00000000
0.57986151
0.57986151
0.00000000
879.30607718
X-B
06054AAZ2
1,000.00000000
0.00000000
0.30806651
0.30806651
0.00000000
1,000.00000000
X-D
06054ABA6
1,000.00000000
0.00000000
0.99306651
0.99306651
0.00000000
1,000.00000000
X-E
06054AAA7/U0664AAA9
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-FG
06054AAC3/U0664AAB7
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-NR
06054AAE9/U0664AAC5
999.94826966
0.00000000
1.04161278
1.04161278
0.00000000
999.94826966
R
06054AAS8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
V
06054AAQ2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
March 2022
FACTOR DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revision Date: Mar 23, 2022

Excess Trust
Beginning
Scheduled
Unscheduled
Advisor Expenses
Collateral Support
Ending
Cumulative
Class
Balance
Principal
Principal
Allocation
Deficit
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
46,599,479.76
1,099,124.48
0.00
0.00
0.00
45,500,355.28
0.00
A-3
191,620,279.01
0.00
0.00
0.00
0.00
191,620,279.01
0.00
A-4
228,996,000.00
0.00
0.00
0.00
0.00
228,996,000.00
0.00
A-S
50,170,000.00
0.00
0.00
0.00
0.00
50,170,000.00
0.00
B
50,169,000.00
0.00
0.00
0.00
0.00
50,169,000.00
0.00
C
33,010,000.00
0.00
0.00
0.00
0.00
33,010,000.00
0.00
D
39,879,000.00
0.00
0.00
0.00
0.00
39,879,000.00
0.00
E
17,038,000.00
0.00
0.00
0.00
0.00
17,038,000.00
0.00
F
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
G
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
H
21,771,204.71
0.00
0.00
0.00
0.00
21,771,204.71
1,126.29
Totals:
694,398,963.48
1,099,124.48
0.00
0.00
0.00
693,299,839.00
1,126.29
March 2022
PRINCIPAL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revision Date: Mar 23, 2022

Accrued
Net Prepay
Trust Advisor
Current
Additional
Accrued
Total Interest
Cumulative
Certificate
Interest
Expenses
Interest
Extension
Prepayment
Interest
Unpaid Addt'l
Distribution
Unpaid Int
Class
Interest
Shortfall
Allocation
Shortfall
Fees
Premium
Amount*
Interest Amt
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-SB
133,158.01
0.00
0.00
0.00
0.00
0.00
0.00
0.00
133,158.01
0.00
A-3
549,471.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
549,471.15
0.00
A-4
707,025.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
707,025.15
0.00
A-S
166,773.44
0.00
0.00
0.00
0.00
0.00
0.00
0.00
166,773.44
0.00
B
182,225.51
0.00
0.00
0.00
0.00
0.00
0.00
0.00
182,225.51
0.00
C
119,900.02
0.00
0.00
0.00
0.00
0.00
0.00
0.00
119,900.02
0.00
D
105,247.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
105,247.33
0.00
E
44,138.07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
44,138.07
0.00
F
19,618.36
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,618.36
0.00
G
19,618.36
0.00
0.00
13,592.37
0.00
0.00
0.00
0.00
6,025.99
13,592.37
H
56,399.75
0.00
0.00
56,399.75
0.00
0.00
0.00
0.00
0.00
2,047,587.39
X-A
307,382.27
0.00
0.00
0.00
0.00
0.00
0.00
0.00
307,382.27
0.00
X-B
15,455.70
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15,455.70
0.00
X-D
39,602.50
0.00
0.00
0.00
0.00
0.00
0.00
0.00
39,602.50
0.00
X-E
17,747.92
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,747.92
0.00
X-FG
15,777.08
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15,777.08
0.00
X-NR
22,678.34
0.00
0.00
0.00
0.00
0.00
0.00
0.00
22,678.34
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,522,218.96
0.00
0.00
69,992.13
0.00
0.00
0.00
0.00
2,452,226.83
2,061,179.77
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount
March 2022
INTEREST DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revision Date: Mar 23, 2022

Interest
Fees
Scheduled Interest
2,360,855.01
Servicing Fee
4,370.10
Interest Adjustments
(75,401.83)
Trustee/Certificate Administrator Fee
2,214.37
Deferred Interest
0.00
Special Servicing Fee
5,589.33
Net Prepayment Shortfall
0.00
Workout Fee
1,778.93
Net Prepayment Interest Excess
0.00
Liquidation Fee
0.00
Interest Reserve (Deposit)/Withdrawal
168,988.02
Special Serv Fee plus Adj.
3,810.40
Interest Collections
2,454,441.20
CREFC Intellectual Property Royalty License Fee
270.04
Trust Advisor Fee
769.56
Additional Trust Expense
0.00
Principal
Extension Fee
0.00
Scheduled Principal
1,099,124.48
Fee Distributions
13,213.40
Unscheduled Principal
0.00
Principal Adjustments
0.00
Other Expenses of the Trust
Principal Collections
1,099,124.48
Reimbursed for Interest on Advances
785.48
Net ASER Amount
63,617.32
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
5,589.33
Other
Other Expenses of the Trust
69,992.13
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
2,452,226.83
Total Collections
3,553,565.68
Principal Distribution
1,099,124.48
Prepayment Premium
0.00
Available Distribution Amount
3,551,351.31
Start
End
Total Distributions
3,553,565.68
Interest Accrual Period
2/1/2022
2/28/2022
Funds Collection
Funds Distribution
March 2022
RECONCILIATION OF FUNDS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revision Date: Mar 23, 2022

P&I Advances
Beginning Stated Principal Balance
694,398,963.48
* Total Current
Ending Stated Principal Balance
693,299,839.00
Advance
Ending Unpaid Balance
693,885,544.98
Total
Not Provided
Mortgage Loan Count
40
Unreimbursed Advances
Aggregate Principal Balance
693,299,839.00
Current
Outstanding
Total Servicing
Weighted Average Months to Maturity (WAMM)
41
Advance
Advance
Adv. Outstanding
Weighted Average Mortgage Rate (excluding REO Loans)
4.078869%
Total
3,264.81
102,716.30
549,786.75
* Current advances are not provided by the Servicer
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Total
0.00
Advances
Miscellaneous
March 2022
MISCELLANEOUS DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revision Date: Mar 23, 2022

March 2022
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
32
4,124,734.87
105,655.16
0.00
0.00
0.00
0.00
May 2018
0.00
105,655.16
0.00
0.00
32
0.00
105,655.16
0.00
0.00
0.00
Jun 2018
(105,655.16)
0.00
0.00
0.00
32
52.26
0.00
0.00
0.00
0.00
Sep 2019
52.26
52.26
0.00
0.00
32
73.44
52.26
0.00
0.00
0.00
Nov 2019
21.18
73.44
0.00
0.00
32
119.58
73.44
0.00
0.00
0.00
Dec 2019
46.14
119.58
0.00
0.00
32
325.76
119.58
0.00
0.00
0.00
Feb 2020
206.18
325.76
0.00
0.00
32
468.76
325.76
0.00
0.00
0.00
Jun 2020
143.00
468.76
0.00
0.00
32
1,126.76
468.76
0.00
0.00
0.00
Jul 2020
658.00
1,126.76
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
(104,528.40)
1,126.76
1,126.76
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Revision Date: Mar 23, 2022

March 2022
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
1
5,258,271.75
0
0
0.00
1
19,562,755.26
Mar 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
1
5,267,768.87
0
0
0.00
1
19,596,323.35
Feb 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
1
5,275,368.05
0
0
0.00
1
19,622,595.81
Jan 2022
0.00
0.0%
0.0%
0.8%
0.0%
0.0%
2.8%
1
4,550,000.00
0.7%
0
5,282,939.46
0.00
1
0
0.00
1
0
0.00
1
19,648,768.96
Dec 2021
4,550,000.00
0.0%
0.8%
0.0%
0.6%
0.0%
2.8%
0
0.00
0.0%
1
0.00
5,291,107.02
0
0
0.00
1
0
0.00
1
19,677,242.62
Nov 2021
4,550,000.00
0.8%
0.0%
0.0%
0.6%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
1
19,703,209.20
Oct 2021
4,550,000.00
0.0%
0.0%
0.0%
0.6%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
1
19,731,483.68
Sep 2021
4,550,000.00
0.0%
0.0%
0.0%
0.6%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
1
19,757,245.22
Aug 2021
4,550,000.00
0.0%
0.0%
0.0%
0.6%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
1
0
0.00
1
19,782,909.38
Jul 2021
4,550,000.00
0.0%
0.0%
0.0%
0.6%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
19,810,892.26
Jun 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
19,836,353.62
May 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
19,864,140.97
Apr 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
19,889,401.04
Mar 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
1
19,921,853.44
Feb 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
0
0.00
0.00
0
2
64,005,906.55
0
0
0.00
1
19,946,895.35
Jan 2021
0.00
0.0%
0.0%
9.0%
0.0%
0.0%
2.8%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Revision Date: Mar 23, 2022

March 2022
Delinquency Summary Report
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
38
668,478,811.99
96.42%
668,478,811.99
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
5,258,271.75
0.76%
5,306,732.99
39
673,737,083.74
97.18%
673,785,544.98
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
19,562,755.26
2.82%
20,100,000.00
1
19,562,755.26
2.82%
20,100,000.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
38
668,478,811.99
96.42%
668,478,811.99
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
24,821,027.01
3.58%
25,406,732.99
40
693,299,839.00
100.00%
693,885,544.98
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Revision Date: Mar 23, 2022

March 2022
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
4,124,734.87
4,625,000.00
4,987,083.26
863,475.15
4,123,608.11
1,126.76
32
6
May 2018
4,987,083.26
863,475.15
4,123,608.11
1,126.76
Count:
Totals:
1
4,124,734.87
4,625,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

Revision Date: Mar 23, 2022

March 2022
INTEREST ADJUSTMENT RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
1,597.56
0.00
0.00
0.00
0.00
0.00
0.00
50,000,000.00
0.00
0.00
5
3,810.40
0.00
0.00
63,617.32
0.00
0.00
0.00
0.00
0.00
19,562,755.26
0.00
0.00
12
0.00
0.00
0.00
0.00
0.00
0.00
2.10
0.00
0.00
14,642,444.34
0.00
0.00
16
0.00
0.00
0.00
0.00
0.00
0.00
-33.15
0.00
0.00
11,558,586.79
0.00
0.00
19
0.00
0.00
181.37
0.00
0.00
0.00
816.53
0.00
0.00
2,967,439.33
0.00
0.00
36
98,731,225.72
Count:
Totals:
5
3,810.40
0.00
1,778.93
63,617.32
0.00
0.00
785.48
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
69,992.13
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Revision Date: Mar 23, 2022

March 2022
APPRAISAL REDUCTION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
12
02/06/2020
20,313,246.93
02/11/2022
0.00
63,617.32
1,516,444.73
Count:
Totals:
1
20,313,246.93
0.00
63,617.32
1,516,444.73

Revision Date: Mar 23, 2022

March 2022
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Office
MA
04/06/29
N
61,536,660.32
394,853.58
0.00
03/06/22
0.00
0
196,705.41
0.00
4.097
1.79
12/31/20
2
Office
NY
09/01/25
N
70,000,000.00
240,644.44
0.00
03/01/22
0.00
0
240,644.44
0.00
4.420
1.74
12/31/20
3
Lodging
06/16/20 TX
09/01/25
N
61,488,765.32
339,063.69
0.00
03/01/22
0.00
0
197,505.33
0.00
4.120
0.40
12/31/20
4
Multifamily
CA
09/06/25
N
52,500,000.00
185,854.55
0.00
03/06/22
0.00
0
185,854.55
0.00
4.552
1.51
12/31/20
5
Retail
05/27/20 NH
07/01/25
N
50,000,000.00
159,755.56
0.00
03/01/22
0.00
0
159,755.56
0.00
4.108
4.09
12/31/20
6
Office
CA
09/06/25
N
37,208,419.20
232,585.45
0.00
03/06/22
0.00
0
110,332.87
0.00
3.800
2.99
12/31/20
7
Industrial
NJ
08/06/25
N
41,500,000.00
138,294.14
0.00
03/06/22
0.00
0
138,294.14
0.00
4.285
2.66
12/31/20
8
Lodging
NY
08/06/25
N
28,681,993.51
208,698.57
0.00
03/06/22
0.00
0
106,364.49
0.00
4.751
1.78
12/31/20
9
Multifamily
MD
08/06/25
N
26,267,301.60
146,532.78
0.00
03/06/22
0.00
0
95,295.92
0.00
4.655
1.30
12/31/20
10
Industrial
WA
09/06/25
N
22,505,626.13
138,255.18
0.00
03/06/22
0.00
0
76,750.56
0.00
4.373
1.92
12/31/20
11
Multifamily
KY
09/06/25
N
20,433,314.60
114,129.14
0.00
03/06/22
0.00
0
74,562.69
0.00
4.683
1.25
12/31/20
12
Retail
08/23/18 XX
07/06/25
N
19,562,755.26
100,730.13
0.00
02/06/20
0.00
6
67,162.04
0.00
4.407
-0.85
13
Retail
CA
09/06/25
N
16,181,651.97
87,957.46
0.00
03/06/22
0.00
0
58,049.27
0.00
4.604
1.42
12/31/20
14
Lodging
TX
09/06/25
N
15,500,816.82
80,813.08
0.00
03/06/22
0.00
0
50,890.78
0.00
4.213
2.45
12/31/20
15
Retail
CA
09/06/25
N
13,600,311.80
74,716.03
0.00
03/06/22
0.00
0
43,258.15
0.00
4.080
2.56
12/31/20
16
Multifamily
CA
09/01/25
N
14,642,444.34
75,735.65
0.00
03/01/22
0.00
0
50,992.92
0.00
4.470
1.54
12/31/20
17
Retail
TX
08/06/25
N
13,902,078.95
74,502.18
0.00
03/06/22
0.00
0
48,272.42
0.00
4.456
1.16
12/31/20
18
Retail
06/18/20 XX
09/01/25
N
13,728,101.61
72,649.85
0.00
03/01/22
0.00
0
48,377.19
0.00
4.523
1.37
12/31/20
19
Multifamily
XX
08/06/25
N
11,558,586.79
68,021.96
0.00
03/06/22
0.00
0
43,033.63
0.00
4.777
1.59
12/31/20
20
Retail
CA
09/01/25
N
8,964,102.70
48,752.33
0.00
03/01/22
0.00
0
32,193.68
0.00
4.609
1.51
12/31/20
21
Self Storage
VA
09/06/25
N
9,300,000.00
32,604.25
0.00
03/06/22
0.00
0
32,604.25
0.00
4.508
3.03
12/31/20
22
Lodging
VA
07/06/25
N
7,773,843.50
55,377.69
0.00
03/06/22
0.00
0
32,787.47
0.00
5.407
1.17
12/31/20
23
Retail
CA
09/06/25
N
8,084,384.72
49,417.20
0.00
03/06/22
0.00
0
32,761.06
0.00
5.200
1.02
12/31/20
24
Retail
CA
08/06/25
N
8,279,881.52
42,103.51
0.00
03/06/22
0.00
0
27,790.44
0.00
4.308
1.58
12/31/20
25
Mobile Home
FL
08/06/25
N
7,113,022.98
39,943.92
0.00
03/06/22
0.00
0
23,765.59
0.00
4.286
1.50
12/31/20
26
Self Storage
CA
09/01/25
N
5,306,260.47
30,187.59
0.00
03/01/22
0.00
0
18,365.11
0.00
4.440
2.05
12/31/20
27
Multifamily
TX
08/01/25
N
5,554,874.75
30,038.34
0.00
03/01/22
0.00
0
19,655.87
0.00
4.541
1.85
12/31/20
28
Multifamily
01/11/22 TX
11/01/24
N
5,258,271.75
26,950.99
0.00
09/01/21
0.00
6
17,453.87
0.00
4.260
1.15
12/31/20
29
Mobile Home
MI
06/01/25
N
4,634,705.33
24,609.63
0.00
03/01/22
0.00
0
15,671.27
0.00
4.339
0.00
30
Multifamily
CA
08/01/25
12/16/21
31
Self Storage
VA
09/06/25
N
4,400,000.00
15,425.67
0.00
03/06/22
0.00
0
15,425.67
0.00
4.508
2.86
12/31/20
32
Retail
IL
07/06/25
05/08/18
33
Self Storage
XX
09/06/25
N
3,900,000.00
13,436.15
0.00
03/06/22
0.00
0
13,436.15
0.00
4.430
5.05
34
Self Storage
CA
08/06/25
N
3,700,000.00
12,323.80
0.00
03/06/22
0.00
0
12,323.80
0.00
4.282
3.27
12/31/20
35
Office
CT
07/06/25
N
3,127,687.48
21,511.00
0.00
03/06/22
0.00
0
12,065.27
0.00
4.945
0.00
36
Office
05/21/18 FL
08/06/25
N
2,967,439.33
18,136.74
0.00
03/06/22
0.00
0
11,982.59
0.00
5.181
0.55
12/31/20
37
Retail
PA
08/06/25
N
2,742,016.92
18,530.68
0.00
03/06/22
0.00
0
10,163.28
0.00
4.751
1.59
12/31/20
38
Self Storage
CA
08/06/25
N
2,900,000.00
9,659.19
0.00
03/06/22
0.00
0
9,659.19
0.00
4.282
3.22
12/31/20
39
Self Storage
VA
09/06/25
N
2,500,000.00
8,610.00
0.00
03/06/22
0.00
0
8,610.00
0.00
4.428
3.23
12/31/20
40
Self Storage
VA
09/06/25
N
2,500,000.00
8,667.36
0.00
03/06/22
0.00
0
8,667.36
0.00
4.458
5.46
12/31/20
41
Self Storage
XX
09/06/25
N
1,750,826.28
10,426.56
0.00
03/06/22
0.00
0
6,714.58
0.00
4.920
0.00

Revision Date: Mar 23, 2022

March 2022
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Self Storage
CA
08/01/25
N
1,743,693.05
9,473.47
0.00
03/01/22
0.00
0
6,656.15
0.00
4.900
0.00
693,299,839.00
3,459,979.49
0.00
0.00
42
Totals:
Count:
2,360,855.01
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

Revision Date: Mar 23, 2022

March 2022
HISTORICAL LOAN MODIFICATION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance
1
61,536,660.32
Per section 1(a), section 1.1 of the Loan Agreement is amended by deleting in its entirety the defined term ''Note A-4'' and by adding the following new term: ''Note B'' shall mean as of the date hereof, in the stated principal amount of $34,000,000.00.
61,536,660.32
3
61,488,765.32
Repayment of Deferred Principal and extension of Deferral Deadline from 3/31/2021 to 9/30/2021.
61,488,765.32
5
50,000,000.00
Monthly Debt Service Payments deferred 5/1/2020-12/31/2020; Replenishment: 1/1/2021-1/31/2022
50,000,000.00
12
19,562,755.26
-Updated the principal balance of the A-1 Note from $15,000,000 to $19,900,000 effective 9/6/2015.
-Updated the principal balance of the A-2 Note from $25,000,000 to $20,100,000 effective 9/6/2015
20,100,000.00
14
15,500,816.82
Reserve deposits will be deferred for June, July, August and September 2020 and will be repaid in 12 equal payments October 2020 - September
2021. This will include the FF&E Reserve
15,500,816.82

Revision Date: Mar 23, 2022

March 2022
REO STATUS REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
12
XX
19,562,755.26
22,487,998.70
0.00
05/31/2022
140,490.67
10/25/2019
Various
Retail
20,100,000.00
Count:
Totals:
1
19,562,755.26
22,487,998.70
0.00
140,490.67
20,100,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Revision Date: Mar 23, 2022

March 2022
DEFEASED LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
4,634,705.33
06/01/2025
4.34
F
29
3,127,687.48
07/06/2025
4.94
F
35
1,750,826.28
09/06/2025
4.92
F
41
1,743,693.05
08/01/2025
4.90
F
42
11,256,912.14
Count:
Totals:
4
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

Revision Date: Mar 23, 2022

March 2022
MATERIAL BREACHES AND DOCUMENT DEFECTS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count: